Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues	$ 347,652	$ 448,742	$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	$ 134,059	$ 146,390	$ 283,553	$ 286,860	$ 590,078	$ 561,848	$ 540,880
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
General and administrative expenses (exclusive of depreciation and amortization)	$ 67,408	$ 78,416	$ 149,612	$ 157,709	$ 318,380	$ 289,428	$ 276,229
Corporate expenses (exclusive of depreciation and amortization)	16,750	18,674	35,241	35,703	84,658	82,896	62,344
Depreciation and amortization	63,998	61,693	126,311	123,199	250,028	225,261	211,104
(Gain) loss on disposition of assets	(1,015)	(537)	(3,519)	(5,161)	(7,241)	7,233	(4,664)
Total Operating Expenses	281,200	304,636	591,198	598,310	1,235,903	1,166,666	1,085,893
Operating income	66,452	144,106	163,023	234,889	517,741	460,556	455,367
Other expense (income)
Loss on extinguishment of debt	5		18,184			15,429	71
Interest income	(179)	(232)	(369)	(385)	(764)	(534)	(6)
Interest expense	35,437	38,322	71,990	75,917	150,616	129,732	128,396
Non-operating (Income) Expenses	35,263	38,090	89,805	75,532	149,852	144,627	128,461
Income before income tax expense	31,189	106,016	73,218	159,357	367,889	315,929	326,906
Income tax (benefit) expense	(240)	(12,380)	1,296	(10,292)	(4,222)	10,697	9,230
Net income	31,429	118,396	71,922	169,649	372,111	305,232	317,676
Preferred stock dividends	91	91	182	182	365	365	365
Cash dividends declared and paid on preferred stock	91	91	182	182
Net income applicable to common stock	$ 31,338	$ 118,305	$ 71,740	$ 169,467	$ 371,746	$ 304,867	$ 317,311
Earnings per share:
Basic earnings per share	$ 0.31	$ 1.18	$ 0.71	$ 1.70	$ 3.71	$ 3.09	$ 3.24
Diluted earnings per share	0.31	1.18	0.71	1.69	3.71	3.08	3.23
Cash dividends declared per share of common stock	$ 0.50	$ 0.96	$ 1.50	$ 1.92	$ 3.84	$ 3.65	$ 3.32
Weighted average common shares used in computing earnings per share:
Weighted average common shares outstanding basic	100,765,681	100,012,827	100,677,510	99,862,452	100,130,721	98,817,525	97,930,555
Weighted average common shares outstanding diluted	100,861,881	100,222,082	100,818,347	100,058,054	100,320,574	99,086,160	98,369,865
Statements of Comprehensive Income
Net income	$ 31,429	$ 118,396	$ 71,922	$ 169,649	$ 372,111	$ 305,232	$ 317,676
Other comprehensive income (loss)
Foreign currency translation adjustments	740	287	(858)	546	673	(1,290)	1,926
Comprehensive income	32,169	118,683	71,064	170,195	372,784	303,942	319,602
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Net revenues	$ 347,652	$ 448,742	$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	$ 134,059	$ 146,390	$ 283,553	$ 286,860	$ 590,078	$ 561,848	$ 540,880
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
General and administrative expenses (exclusive of depreciation and amortization)	$ 67,408	$ 78,416	$ 149,612	$ 157,709	$ 318,380	$ 289,428	$ 276,229
Corporate expenses (exclusive of depreciation and amortization)	16,645	18,585	35,012	35,505	84,229	82,497	61,962
Depreciation and amortization	63,998	61,693	126,311	123,199	250,028	225,261	211,104
(Gain) loss on disposition of assets	(1,015)	(537)	(3,519)	(5,161)	(7,241)	7,233	(4,664)
Total Operating Expenses	281,095	304,547	590,969	598,112	1,235,474	1,166,267	1,085,511
Operating income	66,557	144,195	163,252	235,087	518,170	460,955	455,749
Other expense (income)
Loss on extinguishment of debt	5		18,184			15,429	71
Interest income	(179)	(232)	(369)	(385)	(764)	(534)	(6)
Interest expense	35,437	38,322	71,990	75,917	150,616	129,732	128,396
Non-operating (Income) Expenses	35,263	38,090	89,805	75,532	149,852	144,627	128,461
Income before income tax expense	31,294	106,105	73,447	159,555	368,318	316,328	327,288
Income tax (benefit) expense	(240)	(12,380)	1,296	(10,292)	(4,222)	10,697	9,230
Net income	31,534	118,485	72,151	169,847	372,540	305,631	318,058
Statements of Comprehensive Income
Net income	31,534	118,485	72,151	169,847	372,540	305,631	318,058
Other comprehensive income (loss)
Foreign currency translation adjustments	740	287	(858)	546	673	(1,290)	1,926
Comprehensive income	$ 32,274	$ 118,772	$ 71,293	$ 170,393	$ 373,213	$ 304,341	$ 319,984